Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,557	$ 11,083	$ 10,558	$ 11,115	$ 11,177	$ 10,776	$ 10,313	$ 10,183	$ 9,961	$ 9,780	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,958	10,591	10,141	10,790	10,908	10,595	10,243	10,162	10,038	9,927	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1
Account Value	$ 11,505	11,094	10,602	11,194	11,262	10,890	10,444	10,333	10,137	9,979	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,432	11,006	10,496	11,124	11,231	10,868	10,438	10,315	10,153	10,000	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,213,815	1,160,448	1,102,367	1,157,332	1,160,799	1,116,607	1,066,109	1,050,002	1,024,772	1,003,310	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,224,140	1,167,259	1,108,586	1,163,580	1,166,437	1,120,920	1,069,147	1,051,974	1,025,665	1,003,699	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454	1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454	1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065	10,000
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065	10,000
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065	10,000
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065	10,000
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 1,174,597	1,125,430	1,076,166	1,117,559	1,122,836	1,086,587	1,044,309	1,027,892	1,019,411	1,006,596	1,000,000
Bloomberg U.S. Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Account Value	$ 1,174,597	$ 1,125,430	$ 1,076,166	$ 1,117,559	$ 1,122,836	$ 1,086,587	$ 1,044,309	$ 1,027,892	$ 1,019,411	$ 1,006,596	$ 1,000,000